Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid Expenses And Other Current Assets
Schedule of Prepaid Expenses and Other Current Assets	Prepaid expenses and other current assets consisted of the following:
	December 31,
	2023	2022
Prepaid clinical expenses	$688	$5,836
Prepaid insurance expense	678	377
Other	329	1,049
	$1,695	$7,262